333-292976

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

T. Rowe Price International Funds, Inc.

Exact Name of Registrant as Specified in Charter

1307 Point Street, Baltimore, Maryland 21231
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

1307 Point Street, Baltimore, Maryland 21231
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $1.00 per share) of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

This Post-Effective Amendment consists of the following:

1)	Facing Sheet of the Registration Statement.

2)	Part A is incorporated herein by reference to the Registrant’s registration statement on Form N-14 (File No. 333-292976) filed on February 26, 2026. Part B to the Registration Statement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-292976) filed on February 26, 2026.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 213 dated February 25, 2026. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)           there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)           in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)           the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)          an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)           the Indemnitee provides a security for his undertaking; or

(b)           the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)           there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)           a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)          an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)	Articles of Restatement of Registrant, dated August 6, 2001 (electronically filed with Amendment No. 70 dated February 27, 2004)

(1)(b)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class, dated September 5, 2002 (electronically filed with Amendment No. 67 dated February 28, 2003)

(1)(c)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated May 11, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(1)(d)	Articles Supplementary of Registrant, on behalf of the T. Rowe Price Global Stock Fund—Advisor Class, dated February 7, 2006 (electronically filed with Amendment No. 92 dated February 27, 2006)

(1)(e)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(1)(f)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(1)(g)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated July 24, 2007 (electronically filed with Amendment No. 86 dated February 28, 2008)

(1)(h)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated February 6, 2008 (electronically filed with Amendment No. 87 dated April 25, 2008)

(1)(i)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Large-Cap Equity Fund and T. Rowe Price Global Large-Cap Equity Fund—Advisor Class, dated July 24, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(j)	Certificate of Correction of Registrant, on behalf of T. Rowe Price Global Large-Cap Equity Fund and T. Rowe Price Global Large-Cap Equity Fund—Advisor Class, dated September 16, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(k)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class, dated October 28, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(1)(l)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(1)(m)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 107 dated May 17, 2012)

(1)(n)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated February 23, 2012 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(o)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated August 21, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(p)	Articles of Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund, dated August 26, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(q)	Articles of Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Infrastructure Fund, T. Rowe Price Global Infrastructure Fund—Advisor Class, T. Rowe Price Global Large-Cap Stock Fund, T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, and T. Rowe Price Overseas Stock Fund, dated August 26, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(r)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(1)(s)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated May 27, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(1)(t)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated November 17, 2014 (electronically filed with Amendment No. 128 dated January 15, 2015)

(1)(u)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, T. Rowe Price Emerging Markets Stock Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Global High Income Bond Fund—I Class, T. Rowe Price Global Unconstrained Bond Fund—I Class, T. Rowe Price International Bond Fund—I Class, T. Rowe Price International Discovery Fund—I Class, T. Rowe Price International Growth & Income Fund—I Class, T. Rowe Price International Stock Fund—I Class, T. Rowe Price New Asia Fund—I Class, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated June 19, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(1)(v)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Consumer Fund dated April 4, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(1)(w)	Articles of Amendment of Registrant, on behalf of T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, and T. Rowe Price International Growth & Income Fund—I Class, dated November 7, 2016 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(x)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund—I Class, T. Rowe Price Asia Opportunities Fund—I Class, T. Rowe Price Emerging Europe Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price European Stock Fund—I Class, T. Rowe Price Global Growth Stock Fund—I Class, T. Rowe Price Global Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund—I Class, T. Rowe Price Japan Fund—I Class, and T. Rowe Price Latin America Fund—I Class, dated January 20, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(y)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund—I Class, dated March 20, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(1)(z)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, dated July 7, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(1)(aa)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class, dated August 15, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(1)(bb)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated February 1, 2019 (electronically filed with Amendment No. 160 dated February 27, 2019)

(1)(cc)	Articles Supplementary of Registrant, on behalf of T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class, dated August 9, 2019 (electronically filed with Amendment No. 165 dated October 15, 2019)

(1)(dd)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 167 dated December 13, 2019)

(1)(ee)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Global Bond Fund—Z Class, T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, T. Rowe Price Emerging Markets Bond Fund—Z Class, T. Rowe Price Emerging Markets Stock Fund—Z Class, T. Rowe Price International Bond Fund—Z Class, T. Rowe Price International Stock Fund—Z Class, T. Rowe Price International Value Equity Fund—Z Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 17, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(1)(ff)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Impact Equity Fund, T. Rowe Price Global Impact Equity Fund—I Class, T Rowe Price Africa & Middle East Fund—Z Class, T. Rowe Price Emerging Europe Fund—Z Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class, T. Rowe Price European Stock Fund—Z Class, T. Rowe Price International Discovery Fund—Z Class, T. Rowe Price Japan Fund—Z Class, T. Rowe Price Latin America Fund—Z Class, and T. Rowe Price New Asia Fund—Z Class, dated November 5, 2020 (electronically filed with Amendment No. 179 dated February 4 , 2021)

(1)(gg)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Credit Fund—Z Class, dated June 27, 2023 (electronically filed with Amendment No. 196 dated August 21, 2023)

(1)(hh)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund—Z Class, dated February 7, 2025 (electronically filed with Amendment No. 206 dated March 3, 2025)

(2)	By-Laws of Registrant, as amended May 1, 1991, September 30, 1993, July 21, 1999, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, October 22, 2012, July 25, 2018, July 25, 2022, and May 8, 2024 (electronically filed with Amendment No. 204 dated December 19, 2024)

(3)	See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Restatement, and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws

(4)(a)	Agreement and Plan of Reorganization, on behalf of T. Rowe Price Asia Opportunities Fund and T. Rowe Price New Asia Fund, dated December 9, 2025

(4)(b)	Agreement and Plan of Reorganization, on behalf of T. Rowe Price International Disciplined Equity Fund and T. Rowe Price Overseas Stock Fund, dated December 9, 2025

(5)	Inapplicable

(6)(a)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Bond Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(b)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(c)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Discovery Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(d)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price European Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(e)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price New Asia Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(f)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Japan Fund, dated November 6, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(g)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Latin America Fund, dated November 3, 1993 (filed with Amendment No. 41 dated December 16, 1993)

(6)(h)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)

(6)(i)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)

(6)(j)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Stock Fund, dated November 1, 1995 (electronically filed with Amendment No. 51 dated December 20, 1995)

(6)(k)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated November 4, 1998 (electronically filed with Amendment No. 56 dated November 19, 1998)

(6)(l)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated April 19, 2000 (electronically filed with Amendment No. 62 dated April 28, 2000)

(6)(m)	Investment Subadvisory Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited with respect to T. Rowe Price International Discovery and T. Rowe Price Japan Funds, dated May 15, 2003 (electronically filed with Amendment No. 69 dated June 30, 2003)

(6)(n)	Amendment to Investment Management Agreements between Registrant and T. Rowe Price Associates, Inc., or T. Rowe Price International Inc., dated August 1, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(6)(o)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(6)(p)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(6)(q)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated July 22, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(6)(r)	Investment Management Sub-Delegation Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price International Stock Fund, dated June 15, 2009 (electronically filed with Amendment No. 93 dated December 11, 2009)

(6)(s)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated October 20, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(6)(t)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(u)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(v)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(w)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price European Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(x)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(y)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(z)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(aa)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Discovery Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(bb)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(cc)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(dd)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Japan Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ee)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Latin America Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ff)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price New Asia Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(gg)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(hh)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(ii)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(jj)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and the T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(kk)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd, with respect to T. Rowe Price Emerging Markets Local Currency Bond Fund, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(ll)	Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd., on behalf of T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(mm)	Amendment to Investment Management Sub-Delegation Agreement originally between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price Japan Fund, T. Rowe Price International Discovery Fund, and T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(nn)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and the T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(6)(oo)	Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(pp)	Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. on behalf of T. Rowe Price Global Infrastructure Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(qq)	First Amendment to Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated April 24, 2012 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(rr)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Industrials Fund, dated July 24, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(6)(ss)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Asia Opportunities Fund and the T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(tt)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Asia Opportunities Fund, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(uu)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Concentrated Equity Fund and the T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(vv)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Concentrated Equity Fund, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(ww)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global High Income Bond Fund and the T. Rowe Price Global High Income Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(xx)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Unconstrained Bond Fund and the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(yy)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global High Income Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(zz)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global Unconstrained Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(aaa)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Value Stock Fund and the T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(bbb)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Emerging Markets Value Stock Fund, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(ccc)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Consumer Fund, dated February 3, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(6)(ddd)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Global Stock Fund, dated March 1, 2016 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(eee)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), and T. Rowe Price Associates, Inc., dated July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(6)(fff)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Bond Fund (USD Hedged) dated July 25, 2017 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(ggg)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price International Discovery Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(hhh)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price Japan Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(iii)	Amendment to Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated August 1, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(jjj)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, and T. Rowe Price Associates, Inc., dated July 24, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(6)(kkk)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price China Evolution Equity Fund, and T. Rowe Price Associates, Inc., dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(lll)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited, with respect to T. Rowe Price China Evolution Equity Fund, dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(mmm)	Amendment to Investment Management Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Emerging Markets Discovery Stock Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(6)(nnn)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ooo)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ppp)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global Impact Equity Fund, and T. Rowe Price Associates, Inc., dated October 26, 2020 (electronically filed with Amendment No. 174 dated November 4, 2020)

(6)(qqq)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global Impact Equity Fund, dated October 26, 2020 (electronically filed with Amendment No. 174 dated November 4, 2020)

(6)(rrr)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with respect to T. Rowe Price Asia Opportunities Fund, dated July 1, 2020 (electronically filed with Amendment No. 182 dated February 24, 2021)

(6)(sss)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with T. Rowe Price International Funds, Inc. on behalf of T. Rowe Price Emerging Markets Stock Fund, dated April 1, 2021 (electronically filed with Amendment No. 184 dated April 28, 2021)

(6)(ttt)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(uuu)	Amendment to Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(vvv)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(www)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(xxx)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(yyy)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to each Fund set forth on Schedule 1, dated February 2, 2022 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(zzz)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended September 1, 2022, November 1, 2022, December 1, 2022, December 5, 2022, May 1, 2023, February 5, 2024, July 1, 2024, August 6, 2024, September 16, 2024, September 27, 2024, February 6, 2025, April 1, 2025, May 1, 2025, and July 29, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(6)(aaaa)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended August 1, 2022, September 27, 2024, February 6, 2025, March 31, 2025, April 1, 2025, May 1, 2025, May 7, 2025, and July 29, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(6)(bbbb)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended April 30, 2024 and March 31, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(6)(cccc)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended February 6, 2025, March 31, 2025, July 1, 2025, and July 29, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(7)(a)	Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(7)(b)	Amendment to Underwriting Agreements between each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(8)	Inapplicable

(9)(a)	Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, February 13, 2020, October 16, 2020, November 20, 2020, February 4, 2021, May 1, 2023, September 15, 2023, and December 1, 2023 (electronically filed with Amendment No. 213 dated February 25, 2026)

(9)(b)	Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, September 25, 2017, October 13, 2017, December 15, 2017, February 1, 2018, May 1, 2018, October 1, 2018, January 25, 2019, August 30, 2019, October 3, 2019, January 30, 2020, September 9, 2020, October 30, 2020, December 10, 2020, February 25, 2021, May 12, 2021, December 22, 2021, March 11, 2022, May 20, 2022, October 7, 2022, January 20, 2023, March 23, 2023, July 10, 2023, September 12, 2023, June 20, 2024, February 5, 2025, April 1, 2025, April 4, 2025, October 6, 2025, and October 31, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(10)(a)	Rule 12b-1 Plan for the T. Rowe Price International Stock Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(b)	Rule 12b-1 Plan for the T. Rowe Price International Bond Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(c)	Rule 12b-1 Plan for the T. Rowe Price International Stock Fund—R Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(d)	Rule 12b-1 Plan for the T. Rowe Price International Growth & Income Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(e)	Rule 12b-1 Plan for the T. Rowe Price International Growth & Income Fund—R Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(f)	Rule 12b-1 Plan for the T. Rowe Price Global Stock Fund—Advisor Class, dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(g)	Rule 12b-1 Plan for the T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(h)	Rule 12b-1 Plan for the T. Rowe Price Global Infrastructure Fund—Advisor Class, dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(i)	Form of Distribution and Service Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(j)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(k)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(l)	Rule 12b-1 Plan for the T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(m)	Rule 12b-1 Plan for the T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(n)	Rule 12b-1 Plan for the T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(o)	Rule 12b-1 Plan for the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(p)	Rule 12b-1 Plan for T. the Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(q)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Bond Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(r)	Rule 12b-1 Plan for the T. Rowe Price Overseas Stock Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(s)	Rule 12b-1 Plan for the T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(t)	Rule 18f-3 Plan for the T. Rowe Price International Stock Fund and T. Rowe Price International Stock Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(u)	Rule 18f-3 Plan for the T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(v)	Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, and T. Rowe Price International Stock Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(w)	Rule 18f-3 Plan for the T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(x)	Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund and T. Rowe Price Global Stock Fund—Advisor Class dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(y)	Rule 18f-3 Plan for the T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(z)	Rule 18f-3 Plan for the T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(aa)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(bb)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(cc)	Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(dd)	Rule 18f-3 Plan for the T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(ee)	Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund and T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(ff)	Rule 18f-3 Plan for the T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(gg)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(hh)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Stock Fund and T. Rowe Price Emerging Markets Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ii)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Value Stock Fund and T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(jj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(kk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Unconstrained Bond Fund, T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, and T. Rowe Price Global Unconstrained Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, and T. Rowe Price International Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(mm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, and T. Rowe Price International Growth & Income Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(nn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, and T. Rowe Price International Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(oo)	Rule 18f-3 Plan for the T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(pp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(qq)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(rr)	Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(ss)	Rule 18f-3 Plan for the T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(tt)	Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(uu)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(vv)	Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ww)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, and T. Rowe Price Emerging Markets Value Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(xx)	Rule 18f-3 Plan for the T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(yy)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(zz)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(aaa)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(bbb)	Rule 18f-3 Plan for the T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ccc)	Rule 18f-3 Plan for the T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ddd)	Rule 18f-3 Plan for the T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class dated May 3, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(10)(eee)	Rule 18f-3 Plan for the T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, and T. Rowe Price International Bond Fund (USD Hedged)—I Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(fff)	Rule 18f-3 Plan for the T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class dated January 10, 2019 (electronically filed with Amendment No. 155 dated September 4, 2018)

(10)(ggg)	Rule 18f-3 Plan for the T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class dated December 3, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(10)(hhh)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 168 dated February 6, 2020)

(10)(iii)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Disciplined Equity Fund, T Rowe Price International Disciplined Equity Fund—Advisor Class, and T. Rowe Price International Disciplined Equity Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(jjj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(kkk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(lll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(mmm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(nnn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ooo)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ppp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(qqq)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(rrr)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(sss)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ttt)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, and T. Rowe Price Emerging Markets Bond Fund —Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(uuu)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Dynamic Global Bond Fund, T. Rowe Price Dynamic Global Bond Fund—Advisor Class, T. Rowe Price Dynamic Global Bond—I Class, and T. Rowe Price Dynamic Global Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(vvv)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Stock Fund—I Class, and T. Rowe Price International Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(www)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Discovery Stock Fund, T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Discovery Stock Fund—I Class, and T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(xxx)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Bond Fund—I Class, and T. Rowe Price International Bond Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(yyy)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Emerging Markets Stock Fund—I Class, and T. Rowe Price Emerging Markets Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(zzz)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Value Equity Fund, T. Rowe Price International Value Equity Fund—Advisor Class, T. Rowe Price International Value Equity Fund—R Class, T. Rowe Price International Value Equity Fund—I Class, and T. Rowe Price International Value Equity Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(aaaa)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, T. Rowe Price Overseas Stock Fund—I Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(bbbb)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(cccc)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(dddd)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(eeee)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(ffff)	Rule 18f-3 Plan for the T. Rowe Price Global Impact Equity Fund and T. Rowe Price Global Impact Equity Fund—I Class, dated March 17, 2021 (electronically filed with Amendment No. 174 dated November 4, 2020)

(10)(gggg)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund, T. Rowe Price Africa & Middle East Fund—I Class, and T. Rowe Price Africa & Middle East Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(hhhh)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund, T. Rowe Price Emerging Europe Fund—I Class, and T. Rowe Price Emerging Europe Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(iiii)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(jjjj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price European Stock Fund, T. Rowe Price European Stock Fund—I Class, and T. Rowe Price European Stock Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(kkkk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund, T. Rowe Price International Discovery Fund—I Class, and T. Rowe Price International Discovery Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(llll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Japan Fund, T. Rowe Price Japan Fund—I Class, and T. Rowe Price Japan Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(mmmm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Latin America Fund, T. Rowe Price Latin America Fund I Class, and T. Rowe Price Latin America Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(nnnn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price New Asia Fund, T. Rowe Price New Asia Fund—I Class, and T. Rowe Price New Asia Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(oooo)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Dynamic Credit Fund, T. Rowe Price Dynamic Credit Fund—I Class, and T. Rowe Price Dynamic Credit Fund—Z Class, dated July 26, 2023 (electronically filed with Amendment No. 196 dated August 21, 2023)

(10)(pppp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, and T. Rowe Price Emerging Markets Bond Fund—Z Class, dated February 6, 2025 (electronically filed with Amendment No. 206 dated March 3, 2025)

(11)	Opinions of Counsel as to the legality of securities - are filed herewith as Exhibit 11 (electronically filed with N-14 dated January 27, 2026)

(12)	Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences

(13)(a)	Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2025, as amended February 6, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(13)(b)	Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 142 dated April 27, 2016)

(13)(c)	Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, June 5, 2020, and October 5, 2020 (electronically filed with Amendment No. 189 dated April 28, 2022)

(13)(d)	Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated January 4, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(13)(e)	Amended and Restated Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated February 1, 2025, as amended February 6, 2025, March 31, 2025, and July 29, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(13)(f)	Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, June 5, 2020, October 5, 2020, January 4, 2021, September 1, 2021, June 23, 2022, August 31, 2022, November 16, 2022, May 15, 2023, July 5, 2023, September 1, 2023, November 13, 2023, December 15, 2023, January 2, 2024, February 8, 2024, June 1, 2024, July 10, 2024, September 24, 2024, February 6, 2025, and June 30, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(13)(g)	Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, June 5, 2020, October 5, 2020, January 4, 2021, and September 1, 2021 (electronically filed with Amendment No. 196 dated August 21, 2023)

(13)(h)	Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2025, as amended February 6, 2025 (electronically filed with Amendment No. 213 dated February 25, 2026)

(13)(i)	I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and each of the funds listed on Exhibit A, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(13)(j)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Global Consumer Fund, dated February 3, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(13)(k)	Securities Lending Agreement Amendments between each of the T. Rowe Price Funds listed on Appendix 4 and JPMorgan Chase Bank, N.A., dated April 11, 1995, as amended September 24, 2014, November 24, 2014, and February 1, 2016, April 25, 2017, and July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(13)(l)	Amendments to the Amended and Restated Securities Lending Authorization Agreement between each of the T. Rowe Price Funds listed on Schedule B and State Street Bank and Trust Company, dated January 30, 2012, as amended January 22, 2013, September 24, 2014, January 30, 2015, August 1, 2015, October 27, 2015, February 23, 2016, and June 1, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(13)(m)	I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 26, 2016 (electronically filed with Amendment No. 144 dated February 24, 2017)

(13)(n)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, and T. Rowe Price International Bond Fund (USD Hedged)—I Class, dated July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017))

(13)(o)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund—Advisor Class, dated August 1, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(13)(p)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class, dated July 24, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(13)(q)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class, dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(13)(r)	Amendment to Expense Limitation Agreement between T. Rowe Price Associates, Inc., and the Registrant, on behalf of T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund (USD Hedged), dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(s)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(t)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Emerging Europe Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(u)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Global Bond Fund—Z Class, T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, T. Rowe Price Emerging Markets Bond Fund—Z Class, T. Rowe Price Emerging Markets Stock Fund—Z Class, T Rowe Price International Bond Fund—Z Class, T Rowe Price International Stock Fund—Z Class, T Rowe Price International Value Equity Fund—Z Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated October 28, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(v)	Amendment to Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(13)(w)	Expense Limitation and Management Fee Waiver Agreement between T. Rowe Price Associates, Inc., and each of the T. Rowe Price Funds listed on Schedules 1 and 2 of the Agreement, dated May 4, 2020, as amended July 30, 2020, October 26, 2020, March 9, 2021, May 12, 2021, July 27, 2021, October 26, 2021, March 8, 2022, May 11, 2022, October 24, 2022, February 1, 2023, May 10, 2023, June 26, 2023, October 23, 2023, March 12, 2024, October 24, 2024, March 13, 2025, July 9, 2025, and January 16, 2026 (electronically filed with N-14 dated January 27, 2026)

(14)	Consent of Independent Registered Public Accounting Firm (electronically filed with N-14 dated January 27, 2026)

(15)	Inapplicable

(16)	Power of Attorney

Item 17. Undertakings

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement in a reasonable amount of time after receipt of the opinion.

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 6th day of May, 2026.

T. Rowe Price International Funds, Inc.

/s/ David Oestreicher

By: David Oestreicher

Director and President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David Oestreicher	Director and President	May 6, 2026
David Oestreicher	(Principal Executive Officer)

/s/ Alan S. Dupski	Treasurer and Vice President	May 6, 2026
Alan S. Dupski	(Principal Financial Officer and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	May 6, 2026

*
Melody Bianchetto	Director	May 6, 2026

*
Bruce W. Duncan	Director	May 6, 2026

*
Robert J. Gerrard, Jr.	Chairman of the Board and Director	May 6, 2026

*
Paul F. McBride	Director	May 6, 2026

*
/s/ Eric L. Veiel	Director and Vice President	May 6, 2026
Eric L. Veiel

*
Kellye L. Walker	Director	May 6, 2026

*/s/ David Oestreicher	Attorney-In-Fact	May 6, 2026
David Oestreicher